Annual Total Returns - Templeton Global Bond Fund [BarChart] - Templeton Income Trust-25 - Templeton Global Bond Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	(2.37%)
Annual Return 2012	15.81%
Annual Return 2013	2.22%
Annual Return 2014	1.58%
Annual Return 2015	(4.26%)
Annual Return 2016	6.22%
Annual Return 2017	2.35%
Annual Return 2018	1.27%
Annual Return 2019	0.35%
Annual Return 2020	(4.14%)